THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                   Lincoln National Variable Annuity Account C

                                  Multi-Fund(R)
                                 Multi-Fund(R) 5

                Supplement to the Prospectus dated April 30, 2008

This supplement to the prospectus for your Multi-Fund(R) individual variable annuity contract outlines changes to certain features available for purchase under your contract. All other features and benefits described in your prospectus remain the same. This supplement is for informational purposes and requires no action on your part. Please check with your registered representative to determine if the information in the supplement applies to you.

The following changes will be in effect on January 16, 2009 or January 20, 2009, as described below, for new elections and upon certain step-ups and resets of Living Benefit riders. Complete details regarding each change are outlined below.

o On or after January 20, 2009, the current charge for Lincoln Lifetime IncomeSM Advantage will increase from 0.75% to 0.90% for new elections. For existing contract owners, the increase will occur upon the next Automatic Annual Step-up of the Guaranteed Amount. This new charge will also apply at the next rider anniversary if cumulative deposits received after the first rider anniversary equal or exceed $100,000.
o The current charge for Lincoln SmartSecuritySM Advantage - 5 year Elective Step-up option will increase from 0.45% to 0.65% upon the next election of a step-up of the Guaranteed Amount and for elections completed on or after January 20, 2009.
o The current charge for 4LATER(R) Advantage will increase from 0.50% to 0.65% for new elections and upon the next election to reset the Income
     Base on or after January 20, 2009.
o The 5% Enhancement period under Lincoln Lifetime IncomeSM Advantage and Lincoln Lifetime IncomeSM Advantage Plus will decrease from 15 years to 10 years.
o The age requirement for the contractowner to receive the 200% Step-up of the Guaranteed Amount with Lincoln Lifetime IncomeSM Advantage and Lincoln Lifetime IncomeSM Advantage Plus has been lowered from age 70 to age 65.
o The waiting period for the Nursing Home Enhancement of the Maximum Annual Withdrawal amount with Lincoln Lifetime IncomeSM Advantage and Lincoln Lifetime IncomeSM Advantage Plus will increase from three years to five years.
o The Guaranteed Income Benefit (Version 3) is the only version of the Guaranteed Income Benefit that will be available to contractowners who have elected Lincoln Lifetime IncomeSM Advantage and Lincoln Lifetime IncomeSM Advantage Plus and subsequently elect i4LIFE(R) Advantage.
o The Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up will no longer be offered for purchase after January 16, 2009.
o Contractowners who elect a Living Benefit rider will be subject to new Investment Requirements - Option 3. (See below for a list of applicable riders and restricted funds.)

DESCRIPTION OF CHANGES. The following discussion describes changes that are incorporated into the specified sections of your prospectus. Expense Table The following replaces specified sections of the Expense table:

The following table describes the charges for certain Optional Riders available under your contract. Refer to the Expense Tables of your prospectus for all other fees and charges associated with your variable annuity contract and other optional riders. Lincoln Lifetime IncomeSM Advantage:

     Guaranteed maximum annual percentage charge*                          1.50%

     Current annual percentage charge*                                     0.90%

     Additional charge for Lincoln Lifetime IncomeSM                       0.15%
     Advantage Plus*

* The annual percentage charge is assessed against the Guaranteed Amount (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements and the 200% Step-up and decreased for withdrawals. This charge is deducted from the contract value on a quarterly basis.

Lincoln SmartSecuritySM Advantage:

                                     Lincoln SmartSecuritySM     Lincoln SmartSecuritySM      Lincoln SmartSecuritySM
                                        Advantage - 5 year          Advantage - 1 Year          Advantage - 1 Year
                                     Elective Step-up option     Automatic Step-up option   Automatic Step-up option -
                                      (not available for new     - Single Life (and prior           Joint Life
                                           purchasers) version)

Guaranteed maximum annual                     0.95%                       1.50%                        1.50%
percentage charge*

Current annual percentage                     0.65%                       0.65%                        0.80%
charge*

* The annual percentage charge is assessed against the Guaranteed Amount (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments and step-ups, and decreased by withdrawals. This charge is deducted from the contract value on a quarterly basis.

4LATER(R) Advantage:

     Guaranteed maximum annual percentage charge*                          1.50%

     Current annual percentage charge*                                     0.65%

*The annual percentage charge for 4LATER(R) Advantage is multiplied by the Income Base (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, automatic 15% Enhancements, and Resets and decreased for withdrawals. The 4LATER(R) Advantage charge is deducted from the subaccounts on a quarterly basis.


5% Enhancement in Guaranteed Amount. Contractowners who purchase Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009 will receive an annual 5% Enhancement to the Guaranteed Amount which will be in effect for 10 years from the effective date of the Rider. A new 10-year period will begin each time an Automatic Annual Step-up to the contract value occurs as described in your prospectus. (The prior version provided a 5% Enhancement for a 15-year period.)

Step-up to 200% of the initial Guaranteed Amount. The following provision will apply to contractowners who purchase Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009. On the Benefit Year anniversary after you (Single Life) or the younger of you and your spouse (Joint Life) reach age 65, or the rider has been in effect for 10 years, whichever event is later, we will step-up your Guaranteed Amount to 200% of your initial Guaranteed Amount, according to the provisions outlined in your prospectus. (The prior version required the contractowner to be age 70 before the 200% Step-up would occur.) Other conditions as outlined in your prospectus continue to apply.

Maximum Annual Withdrawal Amount. For contractowners who purchase Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009, the Nursing Home Enhancement to the Maximum Annual Withdrawal Amount will apply if the admittance into such facility occurs 60 months (five years) or more after the effective date of the Rider. (In the prior version the Nursing Home Enhancement to The Maximum Annual Withdrawal Amount occurred thirty six months (three years) or more after the effective date of the Rider.) The admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States. Other conditions as outlined in your prospectus continue to apply.

i4LIFE(R) Advantage Option. Beginning January 20, 2009 or when approved by your state, Guaranteed Income Benefit (Version 3) will be the only version of Guaranteed Income Benefit available to contractowners who decide to drop Lincoln Lifetime IncomeSM Advantage or Lincoln Lifetime IncomeSM Advantage Plus and purchase i4LIFE(R) Advantage with Guaranteed Income Benefit. The Guaranteed Income Benefit (Version 3) will automatically step-up every year to 75% of the current regular income payment if that result is greater than the immediately prior Guaranteed Income Benefit. The step-up of the Guaranteed Income Benefit will occur annually for a 5-year step-up period. Complete details about Guaranteed Income Benefit (Version 3) are outlined in your prospectus supplement dated October 6, 2008. Please check with your registered representative regarding the availability of Guaranteed Income Benefit (Version 3).

Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up. After January 16, 2009 Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up will no longer be available for new purchases. Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up will still be available for purchase.

Investment Requirements - Option 3. Contractowners who purchase Lincoln SmartSecuritySM Advantage, 4LATER(R) Advantage and Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009, and contractowners who elect the Guaranteed Income Benefit under i4LIFE(R) Advantage on or after January 20, 2009 will be subject to Investment Requirements - Option 3. Investment Requirements limit how much you can invest in certain subaccounts of your contract. We have divided the subaccounts of your contract into two groups and have specified the minimum or maximum percentages of contract value that must be in each group at the time you purchase the rider. In addition, you may allocate your contract value and purchase payments in accordance with certain asset allocation models. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase certain Riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.

You can select the percentages of contract value to allocate to individual funds within each group, but the total investment for all funds within the group must comply with the specified minimum or maximum percentages for that group.

In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your contract value on a periodic basis. On each quarterly anniversary of the effective date of the Rider, we will rebalance your contract value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation.



Group 1                                                                     Group 2
-------                                                                     -------
Investments must be at least 30%                            Investments cannot exceed 70%
--------------------------------                            -----------------------------
1. American Century VIP Inflation Protection        All other investment options except as discussed below.
2. LVIP Delaware Bond Fund
3. Delaware VIP Capital Reserves Series
4. Delaware VIP Diversified Series
5. FTVIPT Templeton Global Income Securities Fund
6. LVIP SSgA Bond Index Fund

To satisfy these Investment Requirements, you may allocate 100% of your contract value among the MFS VIT Total Return Fund, the FTVIPT Franklin Income Securities Fund, or the LVIP Wilshire Profile Funds that are available in your contract except not more than 70% may be allocated to the LVIP Wilshire Aggressive Profile Fund, LVIP Wilshire Moderately Aggressive Profile Fund, LVIP Wilshire 2030 Profile Fund and LVIP Wilshire 2040 Profile Fund. If you allocate less than 100% of contract value to or among the MFS VIT Total Return Fund, the FTVIPT Franklin Income Securities Fund or the LVIP Wilshire Profile Funds, then these funds will be considered as part of Group 2 above and you will be subject to the Group 2 restrictions. The AllianceBernstein VPS Global Technology Portfolio, Delaware VIP Emerging Markets Series, LVIP SSgA Emerging Markets 100 Fund and the fixed accounts (except for dollar cost averaging) are not available with these riders.

If you purchase Lincoln Lifetime IncomeSM Advantage Plus rider on or after January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your contract value to the LVIP Wilshire Conservative Profile Fund (a fund of funds).

                Please keep this Supplement for future reference.

                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                   Lincoln National Variable Annuity Account C

                                  Multi-Fund(R)
                                 Multi-Fund(R) 5

                Supplement to the Prospectus dated April 30, 2008

This supplement to the prospectus for your Multi-Fund(R) individual variable annuity contract outlines changes to certain features available for purchase under your contract. All other features and benefits described in your prospectus remain the same. This supplement is for informational purposes and requires no action on your part. Please check with your registered representative to determine if the information in the supplement applies to you.

The following changes will be in effect on January 16, 2009 or January 20, 2009, as described below, for new elections and upon certain step-ups and resets of Living Benefit riders. Complete details regarding each change are outlined below.

o On or after January 20, 2009, the current charge for Lincoln Lifetime IncomeSM Advantage will increase from 0.75% to 0.90% for new elections. For existing contract owners, the increase will occur upon the next Automatic Annual Step-up of the Guaranteed Amount. If cumulative deposits received after the first rider anniversary equal or exceed $100,000, the new rider charge will also apply on the next rider anniversary.
o The current charge for Lincoln SmartSecuritySM Advantage - 5 year Elective Step-up option will increase from 0.45% to 0.65% upon the next election of a step-up of the Guaranteed Amount and for applications received prior to but effective after January 20, 2009.
o The current charge for 4LATER(R) Advantage will increase from 0.50% to 0.65% for new elections and upon the next election to reset the Income
     Base on or after January 20, 2009.
o The 5% Enhancement period under Lincoln Lifetime IncomeSM Advantage and Lincoln Lifetime IncomeSM Advantage Plus will decrease from 15 years to 10 years.
o The age requirement for the contractowner to receive the 200% Step-up of the Guaranteed Amount with Lincoln Lifetime IncomeSM Advantage and Lincoln Lifetime IncomeSM Advantage Plus has been lowered from age 70 to age 65.
o The waiting period for the Nursing Home Enhancement of the Maximum Annual Withdrawal amount with Lincoln Lifetime IncomeSM Advantage and Lincoln Lifetime IncomeSM Advantage Plus will increase from three years to five years.
o The Guaranteed Income Benefit (Version 3) is the only version of the Guaranteed Income Benefit that will be available to contractowners who have elected Lincoln Lifetime IncomeSM Advantage and Lincoln Lifetime IncomeSM Advantage Plus and subsequently elect i4LIFE(R) Advantage.
o The Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up will no longer be offered for purchase after January 16, 2009.
o Contractowners who elect a Living Benefit rider will be subject to new Investment Requirements - Option 3. (See below for a list of applicable riders and restricted funds.)

DESCRIPTION OF CHANGES. The following discussion describes changes that are incorporated into the specified sections of your prospectus. Expense Table The following replaces specified sections of the Expense table:

The following table describes the charges for certain Optional Riders available under your contract. Refer to the Expense Tables of your prospectus for all other fees and charges associated with your variable annuity contract and other optional riders. Lincoln Lifetime IncomeSM Advantage:

     Guaranteed maximum annual percentage charge*                          1.50%

     Current annual percentage charge*                                     0.90%

     Additional charge for Lincoln Lifetime IncomeSM                       0.15%
     Advantage Plus*

* The annual percentage charge is assessed against the Guaranteed Amount (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements and the 200% Step-up and decreased for withdrawals. This charge is deducted from the contract value on a quarterly basis.

Lincoln SmartSecuritySM Advantage:

                                     Lincoln SmartSecuritySM     Lincoln SmartSecuritySM      Lincoln SmartSecuritySM
                                        Advantage - 5 year          Advantage - 1 Year          Advantage - 1 Year
                                     Elective Step-up option     Automatic Step-up option   Automatic Step-up option -
                                      (not available for new     - Single Life (and prior           Joint Life
                                           purchasers) version)

Guaranteed maximum annual                     0.95%                       1.50%                        1.50%
percentage charge*

Current annual percentage                     0.65%                       0.65%                        0.80%
charge*

* The annual percentage charge is assessed against the Guaranteed Amount (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments and step-ups, and decreased by withdrawals. This charge is deducted from the contract value on a quarterly basis.

4LATER(R) Advantage:

     Guaranteed maximum annual percentage charge*                          1.50%

     Current annual percentage charge*                                     0.65%

*The annual percentage charge for 4LATER(R) Advantage is multiplied by the Income Base (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, automatic 15% Enhancements, and Resets and decreased for withdrawals. The 4LATER(R) Advantage charge is deducted from the subaccounts on a quarterly basis.


5% Enhancement in Guaranteed Amount. Contractowners who purchase Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009 will receive an annual 5% Enhancement to the Guaranteed Amount which will be in effect for 10 years from the effective date of the Rider. A new 10-year period will begin each time an Automatic Annual Step-up to the contract value occurs as described in your prospectus. (The prior version provided a 5% Enhancement for a 15-year period.)

Step-up to 200% of the initial Guaranteed Amount. The following provision will apply to contractowners who purchase Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009. On the Benefit Year anniversary after you (Single Life) or the younger of you and your spouse (Joint Life) reach age 65, or the rider has been in effect for 10 years, whichever event is later, we will step-up your Guaranteed Amount to 200% of your initial Guaranteed Amount, according to the provisions outlined in your prospectus. (The prior version required the contractowner to be age 70 before the 200% Step-up would occur.) Other conditions as outlined in your prospectus continue to apply.

Maximum Annual Withdrawal Amount. For contractowners who purchase Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009, the Nursing Home Enhancement to the Maximum Annual Withdrawal Amount will apply if the admittance into such facility occurs 60 months (five years) or more after the effective date of the Rider. (In the prior version the Nursing Home Enhancement to The Maximum Annual Withdrawal Amount occurred thirty six months (three years) or more after the effective date of the Rider.) The admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States. Other conditions as outlined in your prospectus continue to apply.

i4LIFE(R) Advantage Option. Beginning January 20, 2009 or when approved by your state, Guaranteed Income Benefit (Version 3) will be the only version of Guaranteed Income Benefit available to contractowners who decide to drop Lincoln Lifetime IncomeSM Advantage or Lincoln Lifetime IncomeSM Advantage Plus and purchase i4LIFE(R) Advantage with Guaranteed Income Benefit. The Guaranteed Income Benefit (Version 3) will automatically step-up every year to 75% of the current regular income payment if that result is greater than the immediately prior Guaranteed Income Benefit. The step-up of the Guaranteed Income Benefit will occur annually for a 5-year step-up period. Complete details about Guaranteed Income Benefit (Version 3) are outlined in your prospectus supplement dated October 6, 2008. Please check with your registered representative regarding the availability of Guaranteed Income Benefit (Version 3).

Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up. After January 16, 2009 Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up will no longer be available for new purchases. Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up will still be available for purchase.

Investment Requirements - Option 3. Contractowners who purchase Lincoln SmartSecuritySM Advantage, 4LATER(R) Advantage and Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009, and contractowners who elect the Guaranteed Income Benefit under i4LIFE(R) Advantage on or after January 20, 2009 will be subject to Investment Requirements - Option 3. Investment Requirements limit how much you can invest in certain subaccounts of your contract. We have divided the subaccounts of your contract into two groups and have specified the minimum or maximum percentages of contract value that must be in each group at the time you purchase the rider. In addition, you may allocate your contract value and purchase payments in accordance with certain asset allocation models. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase certain Riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.

You can select the percentages of contract value to allocate to individual funds within each group, but the total investment for all funds within the group must comply with the specified minimum or maximum percentages for that group.

In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your contract value on a periodic basis. On each quarterly anniversary of the effective date of the Rider, we will rebalance your contract value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation.



Group 1                                                                     Group 2
-------                                                                     -------
Investments must be at least 30%                            Investments cannot exceed 70%
--------------------------------                            -----------------------------
1. American Century VIP Inflation Protection        All other investment options except as discussed below.
2. LVIP Delaware Bond Fund
3. Delaware VIP Capital Reserves Series
4. Delaware VIP Diversified Series
5. FTVIPT Templeton Global Income Securities Fund
6. LVIP SSgA Bond Index Fund

To satisfy these Investment Requirements, you may allocate 100% of your contract value among the MFS VIT Total Return Fund, the FTVIPT Franklin Income Securities Fund, or the LVIP Wilshire Profile Funds that are available in your contract except not more than 70% may be allocated to the LVIP Wilshire Aggressive Profile Fund, LVIP Wilshire Moderately Aggressive Profile Fund, LVIP Wilshire 2030 Profile Fund and LVIP Wilshire 2040 Profile Fund. If you allocate less than 100% of contract value to or among the MFS VIT Total Return Fund, the FTVIPT Franklin Income Securities Fund or the LVIP Wilshire Profile Funds, then these funds will be considered as part of Group 2 above and you will be subject to the Group 2 restrictions. The AllianceBernstein VPS Global Technology Portfolio, Delaware VIP Emerging Markets Series, LVIP SSgA Emerging Markets 100 Fund and the fixed accounts (except for dollar cost averaging) are not available with these riders.

If you purchase Lincoln Lifetime IncomeSM Advantage Plus rider on or after January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your contract value to the LVIP Wilshire Conservative Profile Fund (a fund of funds).

                Please keep this Supplement for future reference.